1
Gabelli Pet Parents’ Fund
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .0%
Consumer Products — 5 .2%
1,000 Oil-Dri Corp. of America ............................ $ 64,090
1,500 Spectrum Brands Holdings Inc. ................ 128,895
192,985
Consumer Services — 4 .7%
900 Amazon.com Inc. † ................................... 173,925
Diagnostics — 6 .0%
450 IDEXX Laboratories Inc. † .......................... 219,240
Pet Food and Nutrition — 13 .6%
45,000 BARK Inc. † .............................................. 81,450
500 Colgate-Palmolive Co. .............................. 48,520
2,400 Freshpet Inc. † .......................................... 310,536
600 Nestlé SA ................................................. 61,252
501,758
Pet Healthcare — 20 .4%
6,000 CVS Group plc ......................................... 76,453
15,500 Elanco Animal Health Inc. † ....................... 223,665
1,000 Patterson Cos. Inc. ................................... 24,120
59,000 Petco Health & Wellness Co. Inc. † ............ 223,020
1,000 Vetoquinol SA .......................................... 100,348
250 Virbac SACA ............................................. 87,416
100,000 Zomedica Corp. † ...................................... 14,620
749,642
Pet Products — 11 .2%
1,300 Central Garden & Pet Co. † ........................ 50,050
325 Central Garden & Pet Co. , Cl. A † ............... 10,735
8,500 Chewy Inc. , Cl. A † .................................... 231,540
500 Church & Dwight Co. Inc. ......................... 51,840
500 The Clorox Co. ......................................... 68,235
412,400
Pet Services — 18 .8%
15,000 PetIQ Inc. † ............................................... 330,900
30,000 Pets at Home Group plc ............................ 112,025
300 Tractor Supply Co. .................................... 81,000
5,750 Trupanion Inc. † ........................................ 169,050
692,975
Pharmaceuticals — 12 .1%
22,500 Animalcare Group plc ............................... 66,555
5,000 Eco Animal Health Group plc † ................... 7,900
4,500 Phibro Animal Health Corp. , Cl. A .............. 75,465
1,700 Zoetis Inc. ................................................ 294,712
444,632
Retail — 2 .0%
1,250 CVS Health Corp. ...................................... 73,825
TOTAL COMMON STOCKS ........................ 3,461,382
Shares
Market
Value
PREFERRED STOCKS — 3 .2%
Retail — 3 .2%
2,750 Qurate Retail Inc. , 8.000% , 03/15/31 ........ $ 115,637
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .8%
$ 105,000 U.S. Treasury Bill,
5.306% †† , 08/08/24 ............................. 104,421
TOTAL INVESTMENTS — 100.0%
(Cost $ 2,695,121 ) ................................. $ 3,681,440
† Non-income producing security.
†† Represents annualized yield at date of purchase.